Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net.
Summary of property, plant and equipment and related accumulated depreciation

	As of December 31,
	2022	2023
Production machineries, facilities and equipment	3,853,287	5,289,171
Construction in process (i)	2,748,697	4,583,131
Mold and tooling	2,721,990	3,382,614
Buildings	2,046,472	2,414,577
Leasehold improvements	1,070,995	1,997,932
Motor vehicles	615,231	1,457,271
Buildings improvements	314,987	311,045
Total	13,371,659	19,435,741
Less: Accumulated depreciation	(2,156,225)	(3,663,187)
Less: Accumulated impairment loss	(27,536)	(27,536)
Total property, plant and equipment, net	11,187,898	15,745,018

The Group recorded depreciation expenses of RMB579,097,RMB1,194,781 and RMB1,758,370 for the years ended December 31, 2021, 2022 and 2023, respectively.

(i)	Construction in process is primarily comprised of production plants, facilities, equipment and mold and tooling.